Allowance for Loan and Lease Losses - Disaggregation by Impairment Methodology (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan and lease losses:
Individually evaluated for impairment	$ 559		$ 592			$ 1,363
Collectively evaluated for impairment	134,466		134,892			133,436
Total allowance for loan and lease losses	135,025	$ 136,360	135,484	$ 135,447	$ 136,338	134,799	$ 133,239
Loans and leases:
Individually evaluated for impairment	60,383		44,147			59,219
Collectively evaluated for impairment	11,336,172		10,677,883			9,964,371
Total loans and leases	11,396,555		10,722,030			10,023,590
Commercial Lending
Loans and leases:
Total loans and leases	6,239,675		5,788,042			5,458,966
Commercial and Industrial
Allowance for loan and lease losses:
Individually evaluated for impairment	7					571
Collectively evaluated for impairment	34,153		34,025			31,264
Total allowance for loan and lease losses	34,160	35,792	34,025	32,908	32,914	31,835	34,026
Loans and leases:
Individually evaluated for impairment	29,444		15,845			16,662
Collectively evaluated for impairment	3,235,847		3,041,610			2,680,480
Total loans and leases	3,265,291		3,057,455			2,697,142
Commercial Real Estate
Allowance for loan and lease losses:
Individually evaluated for impairment	7					52
Collectively evaluated for impairment	18,516		18,489			16,268
Total allowance for loan and lease losses	18,523	18,260	18,489	18,374	15,698	16,320	16,606
Loans and leases:
Individually evaluated for impairment	13,302		5,787			6,403
Collectively evaluated for impairment	2,298,572		2,158,661			2,041,062
Total loans and leases	2,311,874		2,164,448			2,047,465
Construction
Allowance for loan and lease losses:
Collectively evaluated for impairment	5,232		3,793			4,725
Total allowance for loan and lease losses	5,232	4,636	3,793	3,246	3,626	4,725	4,702
Loans and leases:
Individually evaluated for impairment						4,579
Collectively evaluated for impairment	475,333		367,460			465,482
Total loans and leases	475,333		367,460			470,061
Lease Financing
Allowance for loan and lease losses:
Collectively evaluated for impairment	725		888			1,089
Total allowance for loan and lease losses	725	780	888	970	1,008	1,089	1,078
Loans and leases:
Individually evaluated for impairment	163		181			187
Collectively evaluated for impairment	187,014		198,498			244,111
Total loans and leases	187,177		198,679			244,298
Residential
Allowance for loan and lease losses:
Individually evaluated for impairment	545		592			740
Collectively evaluated for impairment	45,497		45,507			44,118
Total allowance for loan and lease losses	46,042	46,452	46,099	45,827	45,686	44,858	42,028
Loans and leases:
Individually evaluated for impairment	17,474		22,334			31,388
Collectively evaluated for impairment	3,670,186		3,510,093			3,306,633
Total loans and leases	3,687,660		3,532,427			3,338,021
Consumer
Allowance for loan and lease losses:
Collectively evaluated for impairment	28,214		28,385			27,041
Total allowance for loan and lease losses	28,214	28,386	28,385	27,415	26,840	27,041	25,589
Loans and leases:
Collectively evaluated for impairment	1,469,220		1,401,561			1,226,603
Total loans and leases	1,469,220		1,401,561			1,226,603
Unallocated
Allowance for loan and lease losses:
Collectively evaluated for impairment	2,129		3,805			8,931
Total allowance for loan and lease losses	$ 2,129	$ 2,054	$ 3,805	$ 6,707	$ 10,566	$ 8,931	$ 9,210